Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of ordinary share capital
	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares with no par value	47,800,000	19,851,833	47,800,000	18,756,570

Schedule of status of options to employees
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	2,726,911	$6.25	$2,323	6.44
Granted	1,124,520	$5.51
Exercised	(30,206)	$3.60	$21
Forfeited and expired	(517,879)	$6.57

Outstanding at end of year	3,303,346	$5.97	$115	6.14

Exercisable options	2,016,737	$5.81	$115	4.34

Vested and expected to vest	3,303,346	$5.97	$115	6.14

Schedule of relative fair value of the warrants to purchase Ordinary shares issued
	2022	2021	2020

Dividend yield (%)	0	0	0
Expected volatility (%)	70.45-92.67	72.97-78.69	74.35-84.77
Risk-free interest rate (%)	1.81-4.30	0.62-1.32	0.23-1.38
Expected term (in years)	1.2-6	5-6	5-6

Schedule of share-based compensation expense recognized
	Year Ended December 31,
	2022	2021	2020

Research and development	$2,081	$2,203	$1,806
Marketing and business development	383	317	140
General and administrative	1,843	2,230	2,631

Total share-based compensation expense	$4,307	$4,750	$4,577

Schedule of outstanding options granted
Grant date	Options outstanding as of December 31, 2022	Average Exercise price per share ($)	Options exercisable as of December 31, 2022	Exercisable through

October 2013	5,719	$5.06	5,719	October 2023
September 2014	5,719	$5.06	5,719	September 2024
April 2016	5,975	$3.10	5,975	April 2026
December 2016	7,170	$3.93	7,170	December 2026
June 2017	197,722	$4.10	197,722	June 2027
November 2017	17,925	$7.70	17,925	November 2027
August 2019	71,700	$8.18	71,700	August 2029
June 2020	64,530	$6.62	53,724	June 2030
April 2021	62,741	$9.57	62,741	April 2031
August 2021	15,000	$8.13	6,206	August 2031
December 2021	10,000	$6.80	3,300	December 2031
May 2022	65,625	$5.00	32,809	May 2032
November 2022	5,000	$1.05	-	November 2032

	534,826		470,710

Grant date	Warrants outstanding as of December 31, 2022	Average Exercise price per share ($)	Warrants exercisable as of December 31, 2022	Exercisable through

August 2019	200,596	$15.95	200,596	August 2023
September 2020	17,925	$16.00	17,925	September 2024
April 2022	155,794	$5.14	155,794	April 2029
July 2022	38,948	$5.14	38,948	April 2029

	413,263		413,263

Schedule of relative fair value of the warrants to purchase Ordinary shares issued
	July 19,	April 26,
	2022	2022

Share price ($)	5.12	4.96
Exercise price ($)	5.14	5.14
Expected volatility (%)	60.57	60.81
Adjustment to risk-free interest rate (%)	3.07	2.84
Dividend yield (%)	-	-
Risk-free interest rate (%)	3.11	2.88
Expected life (in years)	6.72	6.94